Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) $ in Thousands	Jun. 30, 2023 MXN ($)
LIBOR 1M USD
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 450,101
LIBOR 3M USD
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	206,370
LIBOR 6M USD
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	701,113
TIIE 28D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	106,238,606
DFI Notional Amount	32,505,574
TIIE 91D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 29,060,976